Supplementary cash flow information - Interest and income taxes paid and received (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash Flow Statement [Abstract]
Interest paid	$ 102,180	$ 130,570
Interest received	87,153	87,239
Income taxes paid	$ 740,325	$ 480,607